INVENTORY	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORY

Note 6 – INVENTORY:

	December 31
	2025	2024
	U.S. dollars in thousands
Raw materials	-	801
Work in process	-	647
Finished goods	-	872
	-	2,320

The Company recorded an inventory write-off of $1,718 thousand, $508 thousand and $1,123 thousand in 2025, 2024 and 2023, respectively, which is presented within cost of revenue in the statement of operations. In addition, the Company recorded an inventory write off of $1,170 thousand, $0 thousand and $144 thousand in 2025, 2024 and 2023, respectively related to raw materials which are not expected to be used as the company does not actively market these systems and they are not expected to be recoverable. Inventory write-offs were recorded to reflect anticipated net realizable value on disposition of existing inventory assets.